[Stradley Ronon Stevens & Young, LLP Letterhead]

Direct Dial - (215) 564-8048
1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

October 18, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc. File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 135/136 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”).  The Amendment is being submitted to add a new series of shares, designated as the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”), to the Registrant.

The Amendment relates solely to the shares of the Portfolio, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Portfolio.

Please direct any questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell